Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,440	$ 1,970
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	849	1,022
Marketing and business development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	144	191
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 447	$ 757